RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
NOTE 15:- RELATED PARTY BALANCES AND TRANSACTIONS

The Company provides research and development services to Neviah in consideration for pre-scheduled determined fees. As of December 31, 2012 the Company recognized revenues from the agreement with Neviah of $ 242 (see also Note 1d).